Other non-current liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Long-term disability benefits obligation	$ 305		$ 288
Provisions	298		305
CRTC deferral account obligation	69		92
CRTC tangible benefits obligation	1		23
Other	198		289
Total other non-current liabilities	$ 871	$ 958	$ 997